Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative assets non-current	$ 0	$ 1,858,677
Derivative assets current	387,608	0
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current		731,814
Derivative assets current	387,608
Derivative Assets	$ 387,608	731,814
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current		1,126,863
Derivative Assets		$ 1,126,863